LEASE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease
Weighted average remaining lease term	1 year 3 months 10 days	1 year 8 months 26 days
Weighted average discount rate	5.49%	5.28%
Lease expense	¥ 19,669	¥ 26,954	¥ 23,738